Financial Risk Management - Additional Information (Detail) $ in Millions, ¥ in Billions, $ in Billions		12 Months Ended
		Dec. 31, 2019 EUR (€)		Dec. 31, 2018 EUR (€)		Dec. 31, 2017 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 JPY (¥)
Derivative Instruments, Gain (Loss) [Line Items]
Fair Value Assets Liabilities Transfers Between Levels Amount		€ 0		€ 0
Derivative Assets		€ 137,500,000		101,900,000
Derivative instruments release period		12 months
Gain (loss) on foreign currency cash flow hedge ineffectiveness		€ 0		0		€ 0
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, after Tax		10,700,000		(11,800,000)		3,100,000
Gain (loss) from derivative financial instruments measured at fair value		(12,000,000.0)		24,200,000		126,400,000
Available-for-sale Securities, Current		1,185,800,000		913,300,000
Derivative financial instruments 1	[1]	3,900,000		47,400,000
Goodwill and Intangible Asset Impairment		0		0
Net income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Sensitivity analysis, impact of 1 percent point increase in interest rates		17,200,000		(10,300,000)
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro		(17,500,000)		(22,800,000)
Cost of Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax		2,100,000		10,900,000		12,500,000
Gain (loss) on financial instruments, net of taxes		1,800,000		9,700,000		11,200,000
Gain (Loss) on Derivative Used in Net Investment Hedge, after Tax		0.0		11,900,000
Sales [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, before Tax		(1,200,000)		(1,400,000)		€ 0
Forward Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount		142,600,000		134,100,000			$ 219.5	$ 3.8	¥ 8.6	$ 348.6	$ 8.8	¥ 6.0
United States of America, Dollars | Net income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro		(11,500,000)		(8,700,000)
Japan, Yen | Net income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro		4,200,000		(1,700,000)
Taiwan, New Dollars | Net income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro		(6,200,000)		(6,500,000)
All Other Types [Member] | Net income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro		4,000,000.0		(5,900,000)
Equity [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Sensitivity analysis, impact of 1 percent point increase in interest rates		0		0
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro		29,300,000		11,500,000
Equity [Member] | United States of America, Dollars
Derivative Instruments, Gain (Loss) [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro		30,200,000		28,200,000
Equity [Member] | Japan, Yen
Derivative Instruments, Gain (Loss) [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro		900,000		4,000,000.0
Equity [Member] | Taiwan, New Dollars
Derivative Instruments, Gain (Loss) [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro		0		12,700,000
Equity [Member] | All Other Types [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Sensitivity analysis, impact of 10 percent strengthening of foreign currency against the euro		0		0
Fair Value, Recurring [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Assets		137,500,000	[2]	101,900,000	[3]
Money market funds		2,139,700,000		2,342,600,000	[4]
Available-for-sale Securities, Current		1,185,800,000	[5]	913,300,000	[6]
Assets, Fair Value Disclosure		3,463,000,000.0		3,357,800,000
Derivative financial instruments 1		3,900,000	[2]	47,400,000	[3]
Long-term debt		3,247,700,000	[7]	3,119,400,000	[8]
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Assets		0	[2]	0	[3]
Money market funds		2,139,700,000		2,342,600,000	[4]
Available-for-sale Securities, Current		0		0	[6]
Assets, Fair Value Disclosure		2,139,700,000		2,342,600,000
Derivative financial instruments 1		0	[2]	0	[3]
Long-term debt		3,247,700,000	[7]	3,119,400,000	[8]
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Assets		137,500,000	[2]	101,900,000	[3]
Money market funds		0		0	[4]
Available-for-sale Securities, Current		1,185,800,000	[5]	913,300,000	[6]
Assets, Fair Value Disclosure		1,323,300,000		1,015,200,000
Derivative financial instruments 1		3,900,000	[2]	47,400,000	[3]
Long-term debt		0	[7]	0	[8]
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Assets		0	[2]	0	[3]
Money market funds		0		0	[4]
Available-for-sale Securities, Current		0	[5]	0	[6]
Assets, Fair Value Disclosure		0		0
Derivative financial instruments 1		0	[2]	0	[3]
Long-term debt		€ 0	[7]	€ 0	[8]

[1]	1. For further details on derivative financial instruments see Note 24 Financial risk management.
[2]	1. Derivative financial instruments consist of forward foreign exchange contracts and interest rate swaps.
[3]	1. Derivative financial instruments consist of forward foreign exchange contracts and interest rate swaps.
[4]	2. Money market funds are part of our cash and cash equivalents. See Note 4 Cash and cash equivalents and short-term investments.
[5]
3.
Short-term investments consist of deposits with original maturities to the entity holding the investments longer than three months, but less than one year at the date of acquisition. See Note 4 Cash and cash equivalents and short-term investments.

[6]
3.
Short-term investments consist of deposits with original maturities to the entity holding the investments longer than three months, but less than one year at the date of acquisition. See Note 4 Cash and cash equivalents and short-term investments.

[7]	4. Long-term debt relates to Eurobonds. See Note 15 Long-term debt and interest and other costs.
[8]	4. Long-term debt relates to Eurobonds. See Note 15 Long-term debt and interest and other costs.